GOODWILL AND INTANGIBLE ASSETS (Details Narrative) - Technology-Based Intangible Assets [Member] - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Intangible Asset, Finite-Lived [Line Items]
Patent amortization costs	$ 12,757	$ 12,272
Patents costs useful life	7 to 16 years